UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 108.4%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$464,289

Arizona — 1.1%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,185	1,228,869
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35(a)	275	281,968

		1,510,837
California — 14.7%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	1,010	1,058,611
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(a)	1,200	1,276,344
California Statewide Communities Development Authority, RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	1,220	1,276,889
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	990	1,041,678
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1:
5.13%, 06/01/47	425	424,987
5.75%, 06/01/47	330	339,478
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,185	1,376,448
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,165	2,487,044
5.25%, 05/15/38	615	694,249
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 02/01/19(b)	1,250	1,284,587
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,960	2,109,744

Security	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	$2,100	$2,413,572
5.50%, 11/01/33	1,500	1,716,525
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	610	688,013
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	2,025	2,030,832
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	460	530,141

		20,749,142
Colorado — 3.0%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	250	253,133
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	1,956,080
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 07/01/34	1,675	1,728,700
Frasier Meadows Retirement Community Project, 5.25%, 05/15/37	210	228,411

		4,166,324
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	515	516,936

Florida — 6.4%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	225	232,742
5.00%, 05/01/48	555	566,694
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	370	415,632
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	5,675	6,495,378

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	$180	$189,761
5.38%, 05/01/47	185	194,631
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	875	987,779

		9,082,617
Illinois — 19.8%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	215	210,823
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series D, 5.00%, 12/01/27	400	413,208
Series F, 5.00%, 12/01/23	290	307,043
Series G, 5.00%, 12/01/34	215	215,477
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	4,545	5,051,540
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	560	600,886
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,605,300
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,866,130
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	580	609,197
5.25%, 12/01/43	2,660	2,756,053
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 08/15/41	1,750	1,933,838
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/47	130	137,407
Chicago LLC, University of Illinois at Chicago Project, Series A, 5.00%, 02/15/50	65	68,449
Rush University Medical Center, Series B, 7.25%, 11/01/18(b)	1,600	1,642,400
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	2,900	3,052,917

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(d)	$2,165	$276,557
Bonds, 5.00%, 06/15/57	590	617,494
5.50%, 06/15/53	280	296,951
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Bonds, Series B, 0.00%, 12/15/54(d)	3,020	432,223
Series B-2, 5.00%, 06/15/50	125	126,673
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,055	1,160,447
6.00%, 06/01/21	300	334,434
State of Illinois, GO:
5.25%, 02/01/31	730	749,958
5.25%, 02/01/32	1,500	1,537,980
5.50%, 07/01/33	1,500	1,551,570
5.50%, 07/01/38	340	349,965

		27,904,920
Indiana — 3.7%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	125	133,009
6.75%, 01/15/43	185	196,597
6.88%, 01/15/52	375	399,304
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	500	511,385
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	3,400	3,492,786
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	520	536,208

		5,269,289
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	905	950,530
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,073

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project (continued):
Midwestern Disaster Area, 5.25%, 12/01/25	$625	$664,994

		1,620,597
Kansas — 2.2%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	475	500,398
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	55	57,804
5.50%, 11/15/29	2,445	2,586,810

		3,145,012
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,205,431
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	915	948,342

		2,153,773
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	680	758,588

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	135	139,568
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 06/01/36	415	420,545

		560,113
Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	790	851,525
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	539,855
UMass Boston Student Housing Project, 5.00%, 10/01/48	875	943,442

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 01/01/45	$375	$398,078
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	399,364
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	325,032

		3,457,296
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,400	1,532,314
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18(b)	910	926,890
6.00%, 10/15/18(b)	540	550,022
6.00%, 10/15/38	50	50,924
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	1,525	1,557,299

		4,617,449
Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, RB, SSM Health, Series A, 4.00%, 06/01/48	470	469,981

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	125	130,761

Nevada — 5.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	2,600	2,697,526
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/43	1,385	1,579,094
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	2,825	2,997,918

		7,274,538
New Jersey — 7.3%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	265	280,775

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA:
5.50%, 06/15/19(b)	$500	$520,060
5.50%, 12/15/29	250	258,138
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,545	1,571,018
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,990	2,030,337
Series AA, 5.50%, 06/15/39	2,245	2,398,311
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/46	1,515	1,635,700
Series A, 5.25%, 06/01/46	580	644,165
Sub-Series B, 5.00%, 06/01/46	380	398,704
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series A, 5.00%, 06/01/36	475	523,607

		10,260,815
New York — 3.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	937,260
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,005	1,106,314
5.75%, 02/15/47	615	664,987
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/21(b)	500	554,845
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,480	1,565,529
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	280	270,735

		5,099,670
Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	225	222,986
5.88%, 06/01/47	1,000	999,990
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,405	2,561,951

Security	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$1,385	$1,536,602

		5,321,529
Oklahoma — 1.9%
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.25%, 08/15/48	560	613,077
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,110	1,183,571
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	931,727

		2,728,375
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	575	248,291

Pennsylvania — 4.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	420	444,637
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/32	435	488,440
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	585	575,722
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	800	828,928
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	1,000	1,008,520
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,200	1,306,320
5.63%, 12/01/20	445	484,427

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,530	$1,682,740

		6,819,734
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	305	297,570
5.63%, 05/15/43	1,420	1,357,960

		1,655,530
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	2,870	2,899,389
5.00%, 06/01/50	125	128,064

		3,027,453
South Carolina — 1.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,076,704
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	325	353,545

		2,430,249
Texas — 11.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,808,883
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,140	1,265,867
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	2,710	2,951,596
Lower Colorado River Authority, Refunding RB:
5.50%, 05/15/19(b)	5	5,179
5.50%, 05/15/19(b)	80	82,857
5.50%, 05/15/19(b)	5	5,179
5.50%, 05/15/33	1,910	1,977,996
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	1,500	1,660,125
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	1,250	1,282,488
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	520	577,600

Security	Par (000)	Value
Texas (continued)
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48(c)	$1,095	$1,244,906
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,005	2,155,535

		16,018,211
Virginia — 3.4%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	240	247,162
5.13%, 03/01/31	470	487,709
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	425	460,411
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	475	492,456
5.50%, 05/15/19	885	917,993
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(b)	1,200	1,232,832
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,010	995,365

		4,833,928
Wisconsin — 0.6%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	735	792,521

Total Municipal Bonds — 108.4% (Cost — $145,104,443)		153,088,768

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 20.7%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(g)	2,999	3,042,317
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,840	1,909,120
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	3,700	3,950,694

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	$600	$620,721
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(g)	4,041	4,341,329
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	5,977	6,289,022
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	6,448	6,738,681
University of California, RB, Series O, 5.75%, 05/15/19(b)	2,310	2,403,745

		29,295,629
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	2,129	2,246,338
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18(b)	2,698	2,739,097

		4,985,435
Georgia — 0.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,024,949

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,900	1,959,707

Illinois — 4.0%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(b)	4,300	4,331,498
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,363,285

		5,694,783
Nevada — 4.3%
County of Clark Nevada Water Reclamation District, GO(b):
Limited Tax, 6.00%, 07/01/18	4,000	4,028,020

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO(b) (continued):
Series B, 5.50%, 07/01/19	$1,994	$2,075,660

		6,103,680
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(g)	1,680	1,739,883

New Jersey — 4.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	3,000	3,006,285
Series B, 5.25%, 06/15/36(g)	2,481	2,579,406

		5,585,691
New York — 15.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	497	498,438
5.75%, 06/15/40	1,662	1,666,801
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	2,499	2,710,218
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,985	3,104,748
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,499	2,555,812
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,915,063
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,676,900
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	1,980	2,190,978
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(b)	3,000	3,089,115

		21,408,073

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania — 2.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,514	$1,724,213
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,830	2,047,953

		3,772,166
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,207	2,232,962

Texas — 5.4%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(b)(g)	3,074	3,150,930
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,200	4,395,195

		7,546,125

Security	Par (000)	Value
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(g)	$1,473	$1,741,355

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 65.9% (Cost — $90,624,893)		93,090,438

Total Long-Term Investments — 174.3% (Cost — $235,729,336)		246,179,206

	Shares
Short-Term Securities — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(h)(i)	1,887,042	1,887,042

Total Short-Term Securities — 1.3% (Cost — $1,887,042)		1,887,042

Total Investments — 175.6% (Cost — $237,616,378)		248,066,248
Liabilities in Excess of Other Assets — (1.1)%		(1,560,446)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.9)%		(53,486,589)
VRDP Shares at Liquidity Value, Net of Deferred Offering Cost — (36.6)%		(51,711,355)

Net Assets Applicable to Common Shares — 100.0%		$141,307,858

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire between May 7, 2018 to January 1, 2026, is $13,020,411.
(h)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF)

(i)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,887,042	1,887,042	$1,887,042	$3,041	$30	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	13	06/20/18	$1,555	$9,082
Long U.S. Treasury Bond	19	06/20/18	2,733	1,596
5-Year U.S. Treasury Note	10	06/29/18	1,135	5,516

				$16,194

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

ERB — Education Revenue Bonds

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

RB — Revenue Bonds

S/F — Single-Family

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$246,179,206	$—	$246,179,206
Short-Term Securities	1,887,042	—	—	1,887,042

	$1,887,042	$246,179,206	$—	$248,066,248

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$16,194	$—	$—	$16,194

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(53,276,411)	$—	$(53,276,411)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

	$—	$(105,276,411)	$—	$(105,276,411)

During the period ended April 30, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 18, 2018